Vessels and Equipment - Summary of Drydocking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment Useful Life And Values [Abstract]
Balance at the beginning of the year	$ 2,472	$ 3,228
Costs incurred for drydocking	12
Costs allocated to drydocking as part of acquisition of business	1,769
Drydock amortization	(884)	(756)
Balance at the end of the year	$ 3,369	$ 2,472